1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 19, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,681

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,681 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

•	iShares MSCI Peru and Global Exposure ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the following material changes of the Fund’s prior annual update filing, Post-Effective Amendment No. 2,606, filed pursuant to Rule 485(b), which became effective on December 29, 2022. The Amendment also reflects other non-material changes as the Trust deems appropriate.

The changes, as highlighted below, to the Fund’s name, investment objective and corresponding changes to its principal investment strategies, took effect on April 10, 2023.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

	Current	New
Fund Name	iShares MSCI Peru ETF	iShares MSCI Peru and Global Exposure ETF

Investment Objective	The iShares MSCI Peru ETF seeks to track the investment results of an index composed of Peruvian equities.	The iShares MSCI Peru and Global Exposure ETF seeks to track the investment results of an equity index with exposure to Peru, as defined by the index provider.

BRUSSELS CHICAGO FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

October 19, 2023

The Fund’s Revised Principal Investment Strategies

The Fund seeks to track the investment results of the MSCI All Peru Capped Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of the “Broad Peru Equity Universe,” as defined by MSCI, Inc. (the “Index Provider” or “MSCI”), targeting a minimum of 25 securities and 20 issuers.

The Underlying Index consists of equity securities of (i) companies that are classified in Peru according to the MSCI Global Investable Market Indexes Methodology and (ii) companies that are not classified in Peru but are either headquartered or listed in Peru and have a significant linkage to Peru, as determined by MSCI based on the company’s shareholder base, revenues, assets, management, employee base, history and country of incorporation. If the criteria outlined in (i) and (ii) do not result in the target number of securities and issuers, the Underlying Index will also include securities of companies with economic exposure of greater than 10% to Peru, as determined by MSCI based on the geographic distribution of a company’s revenues. The Broad Peru Equity Universe may include companies that are organized or listed, or that have significant operations, in developed countries, including the U.S.

The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.

At each quarterly rebalance, the weight of any single group entity is capped at 22.5%, and all group entities with a weight greater than 4.5% are capped such that, in the aggregate, these group entities do not have a weight greater than 45% of the Underlying Index.

The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of August 31, 2023, a significant portion of the Underlying Index is represented by securities of companies in the financials and materials industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

October 19, 2023

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

*  *  *

The Amendment follows the general format used by previous filings of the Trust and much of the disclosure is substantially similar to that in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,652, filed pursuant to Rule 485(a)(1) on June 22, 2023 relating to iShares Core Dividend ETF, which was reviewed by the Staff and became effective on September 1, 2023. The Trust notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

The operations of the Fund, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

Sincerely,

/s/ Anne C. Choe
Anne C. Choe

cc:	Marisa Rolland

Adithya Attawar

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

October 19, 2023

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